Matthews Asia Total Return Bond Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 61.1%	CONVERTIBLE CORPORATE BONDS: 15.2%

	Face Amount*		Value

CHINA/HONG KONG: 40.2%
Franshion Brilliant, Ltd. 6.000%[b], 02/08/26[c,d]		4,700,000	$3,852,826
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]		5,300,000	3,706,290
ESR Group, Ltd. 5.650%[b], 03/02/26[c,d]	SGD	4,500,000	3,033,588
Standard Chartered PLC 4.300%[b], 08/19/28[c,d]		3,000,000	1,943,400
HSBC Holdings PLC 4.000%[b], 03/09/26[c]		2,100,000	1,680,000
Agricultural Bank of China, Ltd. 4.300%, 04/11/29[d]	CNY	10,000,000	1,450,110
China Cinda Asset Management Co., Ltd. 3.900%, 03/05/30	CNY	10,000,000	1,432,491
Sino-Ocean Land Treasure III, Ltd. 6.876%[b], 09/21/27[c,d]		5,000,000	1,175,000
King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]		850,000	824,500
KWG Group Holdings, Ltd. 7.400%, 01/13/27[d]		5,000,000	750,000
China SCE Group Holdings, Ltd. 7.000%, 05/02/25[d]		4,000,000	611,120
Times China Holdings, Ltd. 6.200%, 03/22/26[d]		3,900,000	425,086
CIFI Holdings Group Co., Ltd. 4.800%, 05/17/28[d]		2,200,000	401,206
Logan Group Co., Ltd. 4.500%, 01/13/28[d]		2,376,000	380,160
Sunac China Holdings, Ltd. 6.500%, 01/26/26[d]		2,200,000	301,366
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26[d]		1,500,000	180,900
Times China Holdings, Ltd. 6.750%, 07/08/25[d]		1,100,000	135,080
Times China Holdings, Ltd. 5.750%, 01/14/27[d]		800,000	77,430

Total China/Hong Kong			22,360,553

INDIA: 11.6%
Periama Holdings LLC 5.950%, 04/19/26[d]		3,600,000	3,105,000
HDFC Bank, Ltd. 3.700%[b], 08/25/26[c,e]		2,100,000	1,703,768
Network i2i, Ltd. 5.650%[b], 01/15/25[c,e]		1,800,000	1,643,400

Total India			6,452,168

INDONESIA: 4.8%
PB International BV 7.625%, 12/31/25[d]		5,100,000	2,652,000

Total Indonesia			2,652,000

THAILAND: 4.5%
Krung Thai Bank Public Co., Ltd. 4.400%[b], 03/25/26[c,d]		2,100,000	1,703,520
Bangkok Bank Public Co., Ltd. 5.000%[b], 09/23/25[c,d]		900,000	796,500

Total Thailand			2,500,020

TOTAL NON-CONVERTIBLE CORPORATE BONDS			33,964,741

(Cost $63,709,354)

	Face Amount*	Value

CHINA/HONG KONG: 10.0%
NIO, Inc., Cnv. 0.500%, 02/01/27	2,200,000	$1,640,100
iQIYI, Inc., Cnv. 2.000%, 04/01/25	1,800,000	1,557,000
Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[d]	2,000,000	1,189,000
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	1,300,000	1,166,100

Total China/Hong Kong		5,552,200

NEW ZEALAND: 2.9%
Xero Investments, Ltd., Cnv.
0.000%, 12/02/25[d]	2,000,000	1,618,400

Total New Zealand		1,618,400

SINGAPORE: 2.3%
Sea, Ltd., Cnv.
0.250%, 09/15/26	1,800,000	1,246,500

Total Singapore		1,246,500

TOTAL CONVERTIBLE CORPORATE BONDS		8,417,100

(Cost $10,181,222)

FOREIGN GOVERNMENT OBLIGATIONS: 6.3%

INDONESIA: 3.6%
Indonesia Government Bond
8.250%, 05/15/29	IDR 29,000,000,000	1,996,815

Total Indonesia		1,996,815

CHINA/HONG KONG: 2.7%
China Development Bank
3.800%, 01/25/36	CNY 10,000,000	1,509,956

Total China/Hong Kong		1,509,956

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		3,506,771

(Cost $3,597,328)

TOTAL INVESTMENTS: 82.6%		45,888,612
(Cost $77,487,904)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 17.4%		9,687,509

NET ASSETS: 100.0%		$55,576,121

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Matthews Asia Total Return Bond Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $3,347,168, which is 6.02% of net assets.

*	All Values in USD unless otherwise specified.

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

KRW	Korean Won

SGD	Singapore Dollar

USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,650,000	CNY 24,418,500	Bank of America, N.A.	12/22/22	$220,917
USD 890,000	CNY 5,984,360	Bank of America, N.A.	12/22/22	49,618
USD 330,000	CNY 2,217,600	Bank of America, N.A.	12/22/22	18,583
USD 200,000	KRW 259,400,000	Bank of America, N.A.	12/22/22	19,534
USD 250,000	KRW 326,425,000	Bank of America, N.A.	12/22/22	22,905
USD 2,945,781	KRW 4,199,211,000	Bank of America, N.A.	12/22/22	24,373

				355,930

KRW 4,785,036,000	USD 3,720,000	Bank of America, N.A.	12/22/22	(391,031)
CNY 32,620,460	USD 4,627,344	Bank of America, N.A.	12/22/22	(46,462)

				(437,493)

Net Unrealized Depreciation				($81,563)

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS